Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes (Tables) [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)	2011		2010	2009
Current income tax expense:
U.S. federal	$958		$532	$661
U.S. state and local	156		110	40
Non-U.S.	434		508	295
Total current income tax expense	1,548		1,150	996
Deferred income tax expense (benefit):
U.S. federal	464		782	(231)
U.S. state and local	68		78	24
Non-U.S.	(23)		(103)	(85)
Total deferred income tax expense
(benefit)	509		757	(292)
Total income tax expense on
continuing operations	$2,057		$1,907	$704
Income tax (benefit) expense from
discontinued operations	$(36)	$	―	$4

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2011	2010	2009
Combined tax at U.S. statutory federal
income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.5)	(1.9)	(4.6)
State and local income taxes, net of
federal benefit	2.6	2.7	2.7
Non-U.S. subsidiaries earnings(a)	(4.4)	(3.1)	(6.8)
Tax settlements(b)	(1.9)	(1.3)	(1.4)
All other	(0.2)	0.6	(0.1)
Actual tax rates	29.6%	32.0%	24.8%

  Results for all years primarily include tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2011	2010
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,435	$3,789
Employee compensation and benefits	760	741
Other	626	290
Gross deferred tax assets	4,821	4,820
Valuation allowance	(112)	(104)
Deferred tax assets after valuation allowance	4,709	4,716
Deferred tax liabilities:
Intangibles and fixed assets	1,013	834
Deferred revenue	382	36
Asset securitizations	39	43
Net unrealized securities gains	25	19
Other	375	387
Gross deferred tax liabilities	1,834	1,319
Net deferred tax assets	$2,875	$3,397

Changes in unrecognized tax benefits

The following table presents changes in unrecognized tax benefits:

(Millions)	2011	2010	2009
Balance, January 1	$1,377	$1,081	$1,176
Increases:
Current year tax positions	77	182	39
Tax positions related to prior years	247	403	161
Effects of foreign currency
translations	―	―	1
Decreases:
Tax positions related to prior years	(457)	(145)	(197)
Settlements with tax authorities	(2)	(138)	(97)
Lapse of statute of limitations	(19)	(6)	(2)
Balance, December 31	$1,223	$1,377	$1,081